STOCK WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details 2) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Exercise Price		$ 8.3100
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	120.00%		180.00%
Risk free interest rate	0.05%		0.13%
Minimum [Member]
Exercise Price	$ 8.2500
Life of option	2 years	2 years
Expected Life			2 years 8 months 12 days	1 year
Expected Volatility	191.00%	152.00%	138.00%	162.00%
Risk Free Interest Rate			0.10%	0.19%
Risk free interest rate	0.78%	0.27%
Maximum [Member]
Exercise Price	$ 9.0750
Life of option	3 years	5 years
Expected Life			6 years 2 months 12 days	2 years 8 months 12 days
Expected Volatility	192.00%	158.00%	198.00%	181.00%
Risk Free Interest Rate			0.79%	0.43%
Risk free interest rate	1.52%	0.34%